Marketable Securities (Details) - Schedule of marketable securities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Marketable Securities (Details) - Schedule of marketable securities [Line Items]
Short-term marketable securities	[1]	$ 1,576	$ 1,916
Long-term marketable security - bond	[2]		129
Municipal bond [Member]
Marketable Securities (Details) - Schedule of marketable securities [Line Items]
Short-term marketable securities	[1]		103
Corporate bond [Member]
Marketable Securities (Details) - Schedule of marketable securities [Line Items]
Short-term marketable securities	[1]	$ 1,576	$ 1,813

[1]	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated BBB- or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio, based on quoted prices in active markets.
[2]	As of December 31, 2019, the Company held a long-term bond which was classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security was based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820, “Fair Value Measurement”).